Investment Strategy - NYLI Investment Grade CLO ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investment grade-rated debt tranches of collateralized loan obligations (“CLOs”). Investment grade CLO securities are rated BBB- and Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are judged to be of comparable quality by NYL Investors LLC (the “Subadvisor”). To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will

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be counted towards the Fund’s 80% investment policy. The Fund will not invest in any CLO debt securities rated below BB- and Ba3 or if unrated, determined to be of comparable credit quality by the Advisor and/or the Subadvisor. The Fund will not invest in any CLO equity securities.

CLO securities are typically issued by a trust or other special purpose entity and are backed by principal and interest payments from a pool of loans, which may include, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans. The loans and other assets within a CLO are selected by the CLO’s manager. The loans and other assets within a CLO may be rated below investment grade or unrated and may be “covenant lite” (which have few or no financial maintenance covenants).

The Fund will only invest in CLOs with a minimum initial total offering size of $250 million. The Fund will not invest more than 10% of its net assets in any single tranche of a CLO. The Fund may invest in CLOs of any maturity. The Fund may purchase CLOs in both the primary market (i.e., directly from arranging banks) and in the secondary market. The Fund may invest in floating-rate and fixed-rate CLOs but will not invest more than 10% of its assets in fixed-rate CLOs. The Fund may invest in privately issued securities.

The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars using currency forward contracts or futures contracts.

The Fund may invest up to 10% of its net assets in affiliated or non-affiliated exchange-traded products, including ETFs. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a greater amount of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Investment Process

The Subadvisor’s investment process seeks to identify CLO securities that offer attractive risk-adjusted returns, while seeking to preserve capital and generate current income. The Subadvisor’s investment approach combines a top-down portfolio construction framework with a bottom-up security selection process:

•Top-Down Portfolio Construction: Portfolio allocations are guided by macroeconomic conditions, credit cycle outlook, and relative value opportunities across rating tiers and sectors. The Subadvisor integrates these views into portfolio positioning to balance income generation with capital preservation.

•Bottom-Up Security Analysis: The Subadvisor evaluates each potential investment using a comprehensive assessment of the CLO’s structure and underlying collateral. Factors considered include collateral quality and diversity, manager performance and experience, structural protections, cash flow modeling under stress scenarios, and documentation review. The Subadvisor leverages its deep credit research capabilities to gain insight into the specific assets within a specific CLO.

•Risk Management: The Subadvisor actively monitors credit, liquidity, and structural risks at both the security and portfolio levels. Portfolio exposures are regularly reviewed to ensure alignment with the Fund’s investment objective.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investment grade-rated debt tranches of collateralized loan obligations (“CLOs”).